Earnings (Loss) Per Common Share from Continuing Operations (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (loss) per common share from continuing operations
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$ 2,110	$ 441	$ 723
Basic weighted-average shares	719,325	682,948	619,792
Diluted weighted-average shares	723,641	687,185	625,486
Earnings (loss) per common share from continuing operations:
Basic	$ 2.93	$ 0.65	$ 1.17
Diluted	$ 2.91	$ 0.64	$ 1.15
Nonvested restricted stock units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	2,234	1,995	2,694
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Distributed Earnings	$ 4	$ 2	$ 1
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	2,064	2,149	2,608
Convertible debentures [Member]
Effect of dilutive securities:
Incremental dilutive shares, Convertible debt	18	93	392